Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred revenue	$399,820	$389,958
Accrued interest	270,576	255,369
Accounts payable and accrued expenses	222,203	239,086
Derivative liabilities (Note 10)	167,303	97,066
Operating lease liabilities (Note 15)	49,423	51,144
	$1,109,325	$1,032,623